Organization and Description of Business	12 Months Ended
Dec. 31, 2024
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization and Business

Linkhome Holdings Inc. (“Linkhome”, “Linkhome Holdings” or the “Company”) was incorporated in the State of Nevada, U.S. on November 6, 2023. The Company is a holding entity with no material operation of its own. Linkhome conducts substantially all of the operations through its fully owned subsidiary Linkhome Realty Group (“Linkhome Realty” or the “Subsidiary”), formerly known as Goldman Realty & Mortgage Inc.. Linkhome Realty was incorporated in the State of California, U.S. on July 13, 2021, and is engaged in real estate related activities including real estate purchases and sales through Cash Offer, and various real estate services, such as real estate agency service for buying and selling properties, property management, home renovation and mortgage referral services. On November 17, 2023, Linkhome Realty obtained the Company’s real estate broker license, following the Company’s Chief Executive Officer’s (“CEO”) receipt of his personal real estate broker license on August 8, 2023.

On December 1, 2023, all the shareholders of Linkhome Realty transferred all of their ownerships in Linkhome Realty and exchanged for 13,500,000 shares of Linkhome Holdings, for which the CEO is the major shareholder. The transfer was considered as a reorganization of entities under common control. The consolidation of the Company and its subsidiary has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.